Convertible Preferred Stock - Components of Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	10,000,000	10,000,000	74,460,997
Convertible preferred stock, shares outstanding	0	0	27,654,928
Convertible preferred stock, aggregate liquidation preference		$ 0	$ 146,732
Convertible preferred stock, Net carrying value		$ 0	$ 145,110
Scenario, Previously Reported
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		80,710,997
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		398,500	398,500
Convertible preferred stock, shares outstanding			162,109
Convertible preferred stock, aggregate liquidation preference			$ 3,004
Convertible preferred stock, Net carrying value			$ 3,003
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		60,500,000	60,500,000
Convertible preferred stock, shares outstanding			22,308,230
Convertible preferred stock, aggregate liquidation preference			$ 113,405
Convertible preferred stock, Net carrying value			$ 112,080
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		19,812,497	13,562,497
Convertible preferred stock, shares outstanding			5,184,589
Convertible preferred stock, aggregate liquidation preference			$ 30,323
Convertible preferred stock, Net carrying value			$ 30,027